Revenue from Contracts with Customers: Decrease in passenger traffic as a result of COVID-19 - (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 9,408,599	$ 5,412,418	$ 9,596,975
Non aeronautical revenue	6,229,896	3,555,227	5,988,470
Total without construction revenue	$ 15,638,495	8,967,645	15,585,445
Change % compared to 2020, Total aeronautical revenue	73.83%
Change % compared to 2020, Total non-aeronautical revenue	75.23%
Change % compared to 2020, Total without construction revenue	74.39%
Change % compared to 2019, Total aeronautical revenue	(1.96%)
Change % compared to 2019, Total non-aeronautical revenue	4.03%
Change % compared to 2019, Total without construction revenue	0.34%
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,027,188	1,808,102	1,870,427	$ 62,000	$ 1,268,966	$ 62,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	1,174,761	488,982	1,391,657
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	6,206,649	3,115,335	6,334,890
Non aeronautical revenue	$ 4,384,946	2,517,816	4,380,821
Change % compared to 2020, Total aeronautical revenue	99.23%
Change % compared to 2020, Total non-aeronautical revenue	74.16%
Change % compared to 2019, Total aeronautical revenue	(2.02%)
Change % compared to 2019, Total non-aeronautical revenue	0.09%
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,027,188	1,808,102	1,870,428
Non aeronautical revenue	$ 1,394,346	740,450	1,100,573
Change % compared to 2020, Total aeronautical revenue	12.12%
Change % compared to 2020, Total non-aeronautical revenue	88.31%
Change % compared to 2019, Total aeronautical revenue	8.38%
Change % compared to 2019, Total non-aeronautical revenue	26.69%
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 1,174,762	488,981	1,391,657
Non aeronautical revenue	$ 450,604	$ 296,961	$ 507,076
Change % compared to 2020, Total aeronautical revenue	140.25%
Change % compared to 2020, Total non-aeronautical revenue	51.74%
Change % compared to 2019, Total aeronautical revenue	(15.59%)
Change % compared to 2019, Total non-aeronautical revenue	(11.14%)